EARNINGS PER SHARE (Details) (USD $) In Millions, except Share data, unless otherwise specified	0 Months Ended		3 Months Ended								12 Months Ended
	Dec. 17, 2012	May 06, 2011	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
EARNINGS PER SHARE
Income from continuing operations before attribution of noncontrolling interests			$ 1,309	$ 485	$ 2,979	$ 3,045	$ 1,012	$ 3,743	$ 3,353	$ 3,039	$ 7,818		$ 11,147		$ 10,899
Less: Noncontrolling interests from continuing operations											219		148		329
Net income from continuing operations (for EPS purposes)											7,599		10,999		10,570
Income (loss) from discontinued operations, net of taxes			(85)	8	7	12	(14)		50	32	(58)		68		(16)
Less: Noncontrolling interests from discontinuing operations															(48)
Citigroup's net income			1,196	468	2,946	2,931	956	3,771	3,341	2,999	7,541		11,067		10,602
Less: Preferred dividends											26		26		9
Net income available to common shareholders											7,515		11,041		10,593
Less: Dividends and undistributed earnings allocated to employee restricted and deferred shares that contain nonforfeitable rights to dividends, applicable to basic EPS											166		186		90
Net income allocated to common shareholders for basic											7,349		10,855		10,503
Add: Interest expense, net of tax, on convertible securities and adjustment of undistributed earnings allocated to employee restricted and deferred shares with nonforfeitable rights to dividends, applicable to diluted EPS											11		17		2
Net income allocated to common shareholders for diluted EPS											$ 7,360		$ 10,872		$ 10,505
Weighted-average common shares outstanding applicable to basic EPS											2,930,600,000		2,909,800,000		2,877,600,000
Reverse stock split effective May 6, 2011		0.1									0.10
Effect of dilutive securities
T-DECs (in shares)											84,200,000		87,600,000		87,800,000
Other employee plans (in shares)											600,000		500,000		1,900,000
Convertible securities (in shares)											100,000		100,000		100,000
Options (in shares)													800,000		400,000
Adjusted weighted-average common shares outstanding applicable to diluted EPS											3,015,500,000		2,998,800,000		2,967,800,000
Basic earnings per share
Income from continuing operations (in dollars per share)			$ 0.42	$ 0.15	$ 0.98	$ 0.98	$ 0.32	$ 1.27	$ 1.11	$ 1.01	$ 2.53	[1]	$ 3.71	[1]	$ 3.64	[1]
Discontinued operations (in dollars per share)											$ (0.02)	[1],[2]	$ 0.02	[1],[2]	$ 0.01	[1],[2]
Net income (in dollars per share)			$ 0.39	$ 0.15	$ 0.98	$ 0.98	$ 0.32	$ 1.27	$ 1.12	$ 1.02	$ 2.51	[1]	$ 3.73	[1]	$ 3.65	[1]
Diluted earnings per share
Income from continuing operations (in dollars per share)			$ 0.41	$ 0.15	$ 0.95	$ 0.95	$ 0.32	$ 1.23	$ 1.08	$ 0.98	$ 2.46	[1],[3]	$ 3.60	[1],[3]	$ 3.53	[1],[3]
Discontinued operations (in dollars per share)											$ (0.02)	[1],[2],[3]	$ 0.02	[1],[2],[3]	$ 0.01	[1],[2],[3]
Net income (in dollars per share)			$ 0.38	$ 0.15	$ 0.95	$ 0.95	$ 0.31	$ 1.23	$ 1.09	$ 0.99	$ 2.44	[1],[3]	$ 3.63	[1],[3]	$ 3.54	[1],[3]
Number of shares delivered for the final settlement of the prepaid stock purchase contract	96,337,772
Weighted-average options to purchase common stock
Antidilutive Securities Excluded from Computation of Earnings Per Share
Antidilutive securities excluded from computation of earnings per common share (in shares)											35,800,000		24,100,000		38,600,000
Antidilutive securities exercise price (in dollars per share)			$ 54.18				$ 123.47				$ 54.18		$ 123.47		$ 102.89
Warrants issued to U.S. Treasury as part of TARP and loss-sharing agreement | Warrant with the exercise price of $178.50
Antidilutive Securities Excluded from Computation of Earnings Per Share
Antidilutive securities excluded from computation of earnings per common share (in shares)											21,000,000		21,000,000		21,000,000
Antidilutive securities exercise price (in dollars per share)			$ 178.50				$ 178.50				$ 178.50		$ 178.50		$ 178.50
Warrants issued to U.S. Treasury as part of TARP and loss-sharing agreement | Warrant with the exercise price of $106.10
Antidilutive Securities Excluded from Computation of Earnings Per Share
Antidilutive securities excluded from computation of earnings per common share (in shares)											25,500,000		25,500,000		25,500,000
Antidilutive securities exercise price (in dollars per share)			$ 106.10				$ 106.10				$ 106.10		$ 106.10		$ 106.10
Equity units convertible into common stock held by the Abu Dhabi Investment Authority (ADIA)
Antidilutive Securities Excluded from Computation of Earnings Per Share
Antidilutive securities excluded from computation of earnings per common share (in shares)															11,800,000
Number of common stocks issued to convert equity units								5,900,000
Antidilutive securities exercise price (in dollars per share)															$ 318.30

[1]	All per share amounts and Citigroup shares outstanding for all periods reflect Citigroup's 1-for-10 reverse stock split, which was effective May 6, 2011.
[2]	2010 includes $(48) million of noncontrolling interest from discontinued operations.
[3]	Due to rounding, earnings per share on continuing operations and discontinued operations may not sum to earnings per share on net income.